Eaton Vance
Atlanta Capital Focused Growth Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 96.0%
Security	Shares	Value
Capital Markets — 5.6%
Intercontinental Exchange, Inc.	135,884	$ 12,778,531
S&P Global, Inc.	41,485	13,982,934
		$ 26,761,465
Chemicals — 7.4%
Ecolab, Inc.	114,733	$ 17,641,346
Linde PLC	61,671	17,732,263
		$ 35,373,609
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	280,971	$ 18,088,913
		$ 18,088,913
Equity Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	85,493	$ 21,851,156
		$ 21,851,156
Insurance — 3.0%
Marsh & McLennan Cos., Inc.	93,137	$ 14,459,519
		$ 14,459,519
Interactive Media & Services — 9.8%
Alphabet, Inc., Class C(1)	15,585	$ 34,091,408
Meta Platforms, Inc., Class A(1)	76,439	12,325,789
		$ 46,417,197
IT Services — 18.2%
Fiserv, Inc.(1)	187,314	$ 16,665,327
Gartner, Inc.(1)	53,879	13,029,558
Mastercard, Inc., Class A	73,545	23,201,977
Visa, Inc., Class A	170,987	33,665,630
		$ 86,562,492
Life Sciences Tools & Services — 13.7%
Danaher Corp.	125,643	$ 31,853,013
Thermo Fisher Scientific, Inc.	61,152	33,222,659
		$ 65,075,672
Machinery — 2.7%
Xylem, Inc.	162,675	$ 12,717,932
		$ 12,717,932
Security	Shares	Value
Multiline Retail — 3.7%
Dollar General Corp.	71,690	$ 17,595,594
		$ 17,595,594
Pharmaceuticals — 4.4%
Zoetis, Inc.	120,745	$ 20,754,858
		$ 20,754,858
Professional Services — 4.1%
Verisk Analytics, Inc.	111,616	$ 19,319,613
		$ 19,319,613
Software — 11.1%
Adobe, Inc.(1)	39,630	$ 14,506,958
Intuit, Inc.	26,939	10,383,368
Microsoft Corp.	109,093	28,018,355
		$ 52,908,681
Specialty Retail — 3.9%
TJX Cos., Inc. (The)	330,396	$ 18,452,617
		$ 18,452,617
Total Common Stocks (identified cost $365,422,502)		$456,339,318

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	18,651,428	$ 18,651,428
Total Short-Term Investments (identified cost $18,651,428)		$ 18,651,428
Total Investments — 99.9% (identified cost $384,073,930)		$474,990,746
Other Assets, Less Liabilities — 0.1%		$ 668,678
Net Assets — 100.0%		$475,659,424
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Eaton Vance
Atlanta Capital Focused Growth Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2022.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $18,651,428, which represents 3.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$21,928,052	$94,727,365	$(116,657,743)	$2,326	$ —	$ —	$8,496	—
Liquidity Fund	—	63,011,360	(44,359,932)	—	—	18,651,428	29,559	18,651,428
Total				$2,326	$ —	$18,651,428	$38,055
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$456,339,318*	$ —	$ —	$456,339,318
Short-Term Investments	18,651,428	—	—	18,651,428
Total Investments	$474,990,746	$ —	$ —	$474,990,746
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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